EMPLOYEE COMPENSATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Employee Benefits [Abstract]
Salaries and other short-term employee benefits	$ 1,095.9	$ 1,218.6
Share-based payments expense, net of equity swap (Note 26)	53.0	42.7
Post-employment benefits – defined benefit plans (Note 22)	38.9	40.0
Post-employment benefits – defined contribution plans	17.9	19.2
Termination benefits	43.9	4.4
Total employee compensation expense	$ 1,249.6	$ 1,324.9